Concentration of credit risks (Tables)	12 Months Ended
Dec. 31, 2024
Risks and Uncertainties [Abstract]
Concentration of Credit Risks - Schedule of Concentration of Risk by Risk Factor
Revenue concentration (% of total net sales)	12 months ended December 31,
	2024	2023	2022
Multinational electronics contract manufacturing company	4%	15%	16%
Multinational telecom & hardware manufacturing company	0%	4%	5%
International digital security company	0%	12%	10%
International software services provider	2%	8%	6%
International computer and hardware manufacturer	36%	5%	3%
International equipment and software manufacturer	0%	6%	6%
International electronic security systems manufacturer	4%	0%	0%